CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2011
CASH AND CASH EQUIVALENTS

NOTE 11. CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of the following:

	December 31
(in US$ thousands)	2010	2011
Cash and savings accounts	$69,977	$57,366
Time deposits	1,012	6,631

	$70,989	$63,997